Other financial assets - Summary of Other financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 54,417	€ 65,294
Other non-current financial assets	52,641	64,693
Other current financial assets	1,776	601
Other receivables
Disclosure of Other financial assets [Line Items]
Other financial assets	1,821	2,321
Pledged bank balances
Disclosure of Other financial assets [Line Items]
Other financial assets	15,512	12,190
Security deposits
Disclosure of Other financial assets [Line Items]
Other financial assets	11,170	7,990
Derivatives
Disclosure of Other financial assets [Line Items]
Other financial assets	3,700	9,198
Investments in equity securities
Disclosure of Other financial assets [Line Items]
Other financial assets	16,557	31,389
Prepaid warranties non-current
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 5,657	€ 2,206